REDEEMABLE NON-CONTROLLING INTERESTS AND NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2020
Noncontrolling Interest [Abstract]
Schedule of Redeemable Non-controlling Interest
The changes in Redeemable non-controlling interest classified in mezzanine equity were as follows:

year ended December 31	2020
(millions of Canadian $)

Balance at beginning of year	—
Class A Interests issued	1,033
Net loss attributable to redeemable non-controlling interest[1]	(10)
Class A Interests transferred to Current liabilities	(630)
Balance at end of year	393
1Includes a return accrual and a foreign currency translation loss on Class A Interests, both of which were presented within Net income /(loss) attributable to non-controlling interests in the Consolidated statement of income.

Schedule of Non-controlling Interests
The Company's Non-controlling interests included on the Consolidated balance sheet were as follows:

at December 31	2020	2019
(millions of Canadian $)

Non-controlling interests in TC PipeLines, LP	1,682	1,634
The Company's Net income /(loss) attributable to non-controlling interests included in the Consolidated statement of income were as follows:

year ended December 31	2020	2019	2018
(millions of Canadian $)

Non-controlling interests in TC PipeLines, LP	307	293	(185)
Redeemable non-controlling interest	(10)	—	—
	297	293	(185)